SEGMENT REPORTING (Foreign Currency Transactions and Translation) (Details) (USD $) In Millions, unless otherwise specified					12 Months Ended
	Jun. 30, 2014	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2014 Argentine Subsidiary [Member]	Jun. 30, 2013 Argentine Subsidiary [Member]	Jun. 30, 2012 Argentine Subsidiary [Member]
Segment Reporting Information [Line Items]
Subsidiary net sales as a percentage of consolidated net sales					3.00%	4.00%	3.00%
Decline in value of foreign currency					34.00%	16.00%	9.00%
Exchange rate per USD					8.1
Assets	$ 4,258	$ 4,311			$ 105
Cash and cash equivalents	329	299	267	259	25
Net receivables					20
Inventories	386	394			15
Net property, plant and equipment	977	1,021			20
Intangible assets					$ 5